Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 3,030,680	$ 1,998,971	$ 3,670,722
Cost of revenues		(2,842,249)	(1,833,300)	(2,996,990)
Gross profit		188,431	165,671	673,732
Operating expenses:
Selling expenses		(265,803)	(232,122)	(241,573)
General and administrative expenses		(1,592,259)	(2,051,999)	(1,491,966)
Research and development expenses		(998,671)	(705,680)	(780,050)
Total operating expenses		(2,856,733)	(2,989,801)	(2,513,589)
Loss from operations		(2,668,302)	(2,824,130)	(1,839,857)
Other loss:
Interest expenses, net		(548,514)	(398,036)	(244,434)
Other income, net		65,317	65,171	16,230
Total other loss		(483,197)	(332,865)	(228,204)
Loss before income tax expense		(3,151,499)	(3,156,995)	(2,068,061)
Income tax expense
Net loss		(3,151,499)	(3,156,995)	(2,068,061)
Net loss attributable to non-controlling interest		(578,906)	(639,055)	(478,433)
Net loss attributable to ordinary shareholders		(2,572,593)	(2,517,940)	(1,589,628)
Other comprehensive (loss) income
Foreign currency translation adjustment attributable to non-controlling interest		650,878	(64,324)	26,236
Foreign currency translation adjustment attributable to parent company		(407,710)	212,224	(39,867)
Total other comprehensive (loss) income		243,168	147,900	(13,631)
Total comprehensive loss		(2,908,331)	(3,009,095)	(2,081,692)
Total comprehensive (loss) income attributable to non-controlling interest		71,972	(703,379)	(452,197)
Total comprehensive loss attributable to ordinary shareholders		$ (2,980,303)	$ (2,305,716)	$ (1,629,495)
Weighted average shares outstanding used in calculating basic and diluted loss per share - basic	[1]	3,869,429	559,611	477,646
Weighted average shares outstanding used in calculating basic and diluted loss per share - diluted	[1]	3,869,429	559,611	477,646
Loss per share - basic		$ (0.66)	$ (4.50)	$ (3.33)
Loss per share - diluted		$ (0.66)	$ (4.50)	$ (3.33)

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).